UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-23494

T. Rowe Price Exchange-Traded Funds, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: May 31

Date of reporting period: November 30, 2024

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Semi-Annual Shareholder Report

November 30, 2024

Floating Rate ETF (TFLR)

Principal Listing Exchange: NYSE Arca, Inc.

This semi-annual shareholder report contains important information about Floating Rate ETF ("the fund") for the period of June 1, 2024 to November 30, 2024. You can find the fund’s prospectus, financial information on Form N-CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information at www.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1-800-638-5660 or info@troweprice.com or by contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Floating Rate ETF	$32	0.62%

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$202,607
  Number of Portfolio Holdings330
  Portfolio Turnover Rate28.7%

What did the fund invest in?

Credit Quality Allocation* (as a % of Net Assets)

BBB/BB Rated & Above	1.6%
BB Rated	14.5
BB/B Rated	6.8
B Rated	59.1
B/CCC Rated	2.4
CCC Rated and Below	9.8
Not Rated	2.8
Credit Default Swaps	0.1
Short - Term Holdings	2.7
Equities	0.2

*Credit ratings for the securities held in the Fund are provided by Moody's and Standard & Poor's and are converted to the Standard & Poor's nomenclature. A rating of AAA represents the highest-rated securities, and a rating of D represents the lowest rated securities. Split ratings (e.g., BB/B and B/CCC) are assigned when Moody's and S&P differ. If a rating is not available, the security is classified as Not Rated. The rating of the underlying investment vehicle is used to determine the creditworthiness of credit default swaps and sovereign securities. The Fund is not rated by any agency.

Top Ten Holdings (as a % of Net Assets)

Cloud Software Group	2.2%
AssuredPartners	2.2
HUB International Ltd.	2.0
Applied Systems	2.0
UKG	1.9
Asurion	1.9
Sophia	1.7
Epicor Software	1.7
Medline Borrower	1.6
LifePoint Health, Inc.	1.6

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Floating Rate ETF (TFLR)

Principal Listing Exchange: NYSE Arca, Inc.

202407-3725262

ETF1047-053 01/25

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Statements and Other Information
November 30, 2024
T. ROWE PRICE
TFLR	Floating Rate ETF
For more insights from T. Rowe Price investment professionals, go to troweprice.com.

T. ROWE PRICE FLOATING RATE ETF

Unaudited
FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period

	6 Months Ended	Year Ended	11/16/22(1) Through
	11/30/24	5/31/24	5/31/23
NET ASSET VALUE
Beginning of period	$ 51.44	$ 49.71	$ 50.00
Investment activities
Net investment income(2)(3)	2.09	4.44	2.10
Net realized and unrealized gain/loss	0.14	1.45	(0.48)
Total from investment activities	2.23	5.89	1.62
Distributions
Net investment income	(2.05)	(4.15)	(1.91)
Net realized gain	-	(0.01)	-
Total distributions	(2.05)	(4.16)	(1.91)
NET ASSET VALUE
End of period	$ 51.62	$ 51.44	$ 49.71
Ratios/Supplemental Data
Total return, based on NAV(3)(4)	4.43%	12.25%	3.28%
Ratios to average net assets:(3)
Gross expenses before waivers/payments by Price Associates	0.62%(5)	0.61%	0.60%(5)
Net expenses after waivers/payments by Price Associates	0.62%(5)	0.61%	0.60%(5)
Net investment income	8.12%(5)	8.67%	7.75%(5)
Portfolio turnover rate(6)	28.7%	46.5%	17.6%
Net assets, end of period (in thousands)	$ 202,607	$ 151,734	$ 28,583

(1)	Inception date
(2)	Per share amounts calculated using average shares outstanding method.
(3)	Includes the impact of expense-related arrangements with Price Associates.
(4)	Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions. Total return is not annualized for periods less than one year.
(5)	Annualized
(6)	Portfolio turnover excludes securities received or delivered through in-kind share transactions.
The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE FLOATING RATE ETF

November 30, 2024 Unaudited
PORTFOLIO OF INVESTMENTS‡	Par/Shares	$ Value
(Amounts in 000s)
ASSET-BACKED SECURITIES 0.0%
Miscellaneous 0.0%
Frontier Issuer, Series 2024-1, Class C, 11.16%, 6/20/54 (1)	25	28
Total Asset-Backed Securities (Cost $28)		28
BANK LOANS 87.0%
Aerospace & Defense 2.1%
Bleriot US Bidco, FRN, 3M TSFR + 3.25%, 7.854%, 10/31/30 (2)	412	415
Brown Group Holding, FRN, 3M TSFR + 2.75%, 7.315%, 7/1/31 (2)	493	495
Dynasty Acquisition, B-1, FRN, 1M TSFR + 2.25%, 6.823%, 10/31/31 (2)	695	700
Dynasty Acquisition, B-2, FRN, 1M TSFR + 2.25%, 6.823%, 10/31/31 (2)	264	266
KKR Apple Bidco, FRN, 1M TSFR + 3.50%, 8.073%, 9/22/28 (2)	198	199
Peraton, FRN, 3M TSFR + 8.00%, 12.614%, 2/1/29	364	293
TransDigm, FRN, 3M TSFR + 2.50%, 7.104%, 2/28/31	1,107	1,106
TransDigm, FRN, 3M TSFR + 2.75%, 7.354%, 8/24/28 (2)	367	367
TransDigm, FRN, 3M TSFR + 2.75%, 7.354%, 3/22/30	447	447
		4,288
Airlines 1.5%
AAdvantage Loyalty IP, FRN, 3M TSFR + 4.75%, 9.629%, 4/20/28 (2)	2,725	2,811
SkyMiles IP, FRN, 3M TSFR + 3.75%, 8.367%, 10/20/27 (2)	140	143
		2,954
Automotive 2.4%
Autokiniton US Holdings, FRN, 1M TSFR + 4.00%, 8.687%, 4/6/28	83	82
Belron Finance, FRN, 1M TSFR + 2.75%, 7.273%, 10/16/31	1,375	1,389
Clarios Global, FRN, 1M TSFR + 2.50%, 7.073%, 5/6/30 (2)	415	417

T. ROWE PRICE FLOATING RATE ETF

	Par/Shares	$ Value
(Amounts in 000s)
Mavis Tire Express Services, FRN, 1M TSFR + 3.50%, 8.073%, 5/4/28 (2)	873	880
Tenneco, FRN, 3M TSFR + 4.75%, 9.371%, 11/17/28	294	287
Tenneco, FRN, 3M TSFR + 5.00%, 9.621%, 11/17/28	400	390
Wand NewCo 3, FRN, 1M TSFR + 3.25%, 7.834%, 1/30/31	1,346	1,355
		4,800
Broadcasting 1.4%
Clear Channel Outdoor Holdings, FRN, 1M TSFR + 4.00%, 8.687%, 8/21/28 (2)	341	341
CMG Media, FRN, 1M TSFR + 3.50%, 8.171%, 6/18/29	658	577
Neptune Bidco US, FRN, 3M TSFR + 5.00%, 9.758%, 4/11/29 (2)	1,396	1,269
Univision Communications, FRN, 1M TSFR + 3.25%, 7.937%, 1/31/29	154	154
Univision Communications, FRN, 1M TSFR + 3.50%, 8.187%, 1/31/29	216	217
Univision Communications, FRN, 3M TSFR + 4.25%, 8.854%, 6/24/29 (2)	247	248
		2,806
Building Products 0.6%
Chamberlain Group, FRN, 1M TSFR + 3.75%, 8.323%, 11/3/28	358	360
MITER Brands Acquisition Holdco, FRN, 1M TSFR + 3.00%, 7.573%, 3/28/31 (2)	549	554
Solis IV, FRN, 3M TSFR + 3.50%, 8.021%, 2/26/29	328	328
		1,242
Cable Operators 0.9%
Altice France, FRN, 3M TSFR + 5.50%, 10.156%, 8/15/28	668	546
CSC Holdings, FRN, 1M TSFR + 2.50%, 7.173%, 4/15/27	290	267
CSC Holdings, FRN, 1M TSFR + 4.50%, 9.109%, 1/18/28	494	485
DirecTV Financing, FRN, 1M TSFR + 5.00%, 9.847%, 8/2/27	211	212
Radiate Holdco, FRN, 1M TSFR + 3.25%, 7.937%, 9/25/26	340	296
		1,806

T. ROWE PRICE FLOATING RATE ETF

	Par/Shares	$ Value
(Amounts in 000s)
Chemicals 1.9%
Avient, FRN, 3M TSFR + 2.00%, 6.637%, 8/29/29	130	130
Nouryon Finance, B-1, FRN, 6M TSFR + 3.25%, 7.657%, 4/3/28 (2)	1,079	1,090
Nouryon Finance, B-2, FRN, 6M TSFR + 3.25%, 7.657%, 4/3/28 (2)	119	120
Vibrantz Technologies, FRN, 3M TSFR + 4.25%, 9.058%, 4/23/29	959	959
W.R. Grace, FRN, 3M TSFR + 3.25%, 7.854%, 9/22/28	670	674
Windsor Holdings III, FRN, 1M TSFR + 3.50%, 8.099%, 8/1/30	846	855
		3,828
Consumer Products 0.4%
ABG Intermediate Holdings 2, FRN, 1M TSFR + 2.75%, 7.323%, 12/21/28 (2)	328	331
Life Time Fitness, FRN, 1M TSFR + 2.50%, 7.152%, 10/22/31	415	416
		747
Container 1.3%
Albea Beauty Holdings, FRN, 3M EURIBOR + 5.00%, 8.345%, 12/31/27 (EUR) (2)	190	202
Charter Next Generation, FRN, 1M TSFR + 3.00%, 7.685%, 12/2/30	2,241	2,258
Proampac PG Borrower, FRN, 3M TSFR + 4.00%, 8.603%, 9/15/28 (2)	255	255
		2,715
Energy 2.7%
Brazos Delaware II, FRN, 6M TSFR + 3.50%, 8.255%, 2/11/30 (2)	448	451
CPPIB Capital, FRN, 3M TSFR + 3.25%, 7.854%, 8/20/31 (2)	365	366
Epic Crude Services, FRN, 3M TSFR + 3.00%, 7.656%, 10/15/31	1,080	1,087

T. ROWE PRICE FLOATING RATE ETF

	Par/Shares	$ Value
(Amounts in 000s)
Goodnight Water Solutions, FRN, 1M TSFR + 5.25%, 9.935%, 6/4/29	429	430
M6 ETX Holdings II Midco, FRN, 1M TSFR + 4.50%, 9.173%, 9/19/29	365	367
NGL Energy Partners, FRN, 1M TSFR + 3.75%, 8.323%, 2/3/31 (2)	1,120	1,124
NorthRiver Midstream Finance, FRN, 3M TSFR + 2.50%, 6.860%, 8/16/30 (2)	791	793
Prairie ECI Acquiror, FRN, 1M TSFR + 4.75%, 9.323%, 8/1/29	646	650
Waterbridge Midstream Operating, FRN, 3M TSFR + 3.75%, 8.272%, 5/10/29	248	250
		5,518
Entertainment & Leisure 3.0%
AMC Entertainment Holdings, FRN, 1M TSFR + 7.00%, 11.595%, 1/4/29	175	178
Cinemark USA, FRN, 1M TSFR + 2.75%, 7.322%, 5/24/30	172	172
Crown Finance US, FRN, 1M TSFR + 5.25%, 10/31/31 (2)	795	791
Delta 2 (LUX), FRN, 3M TSFR + 2.00%, 9/10/31 (2)	387	388
Delta 2 (LUX), FRN, 3M TSFR + 2.00%, 6.604%, 9/30/31	773	776
Motion Finco, FRN, 3M TSFR + 3.50%, 8.104%, 11/12/29 (2)	300	297
PUG, FRN, 1M TSFR + 4.75%, 9.323%, 3/15/30	363	363
SeaWorld Parks & Entertainment, FRN, 1M TSFR + 2.50%, 7.073%, 8/25/28	415	415
UFC Holdings, FRN, 1M TSFR + 2.25%, 6.770%, 11/14/31	2,294	2,309
United Talent Agency, FRN, 1M TSFR + 3.75%, 8.372%, 7/7/28 (3)	75	75
Williams Morris Endeavor Entertainment, FRN, 1M TSFR + 2.75%, 7.437%, 5/18/25 (2)	269	269
		6,033
Financial 15.5%
Acrisure, FRN, 1M TSFR + 3.00%, 7.600%, 2/16/27	264	264
Acrisure, FRN, 1M TSFR + 3.25%, 7.849%, 11/6/30	1,470	1,472

T. ROWE PRICE FLOATING RATE ETF

	Par/Shares	$ Value
(Amounts in 000s)
Alliant Holdings Intermediate, FRN, 1M TSFR + 2.75%, 7.349%, 9/19/31	2,344	2,358
Apollo Commercial Real Estate Finance, FRN, 1M TSFR + 3.50%, 8.187%, 3/11/28 (3)	98	97
Armor Holding II, FRN, 6M TSFR + 4.50%, 10.014%, 12/11/28	138	140
Assetmark Financial Holdings, FRN, 3M TSFR + 3.00%, 7.604%, 9/5/31 (2)	550	553
AssuredPartners, FRN, 1M TSFR + 3.50%, 8.073%, 2/14/31 (2)	4,367	4,394
Blackstone Mortgage Trust, FRN, 1M TSFR + 3.75%, 11/25/28 (2)(3)	145	145
Citadel Securities, FRN, 1M TSFR + 2.00%, 6.573%, 10/31/31 (2)	222	223
Citco Funding, FRN, 1M TSFR + 2.75%, 7.308%, 4/27/28 (2)	470	473
Claros Mortgage Trust, FRN, 1M TSFR + 4.50%, 9.173%, 8/9/26	187	182
Edelman Financial Center, FRN, 1M TSFR + 3.25%, 7.823%, 4/7/28 (2)	1,094	1,101
Edelman Financial Center, FRN, 1M TSFR + 5.25%, 9.823%, 10/6/28 (2)	1,255	1,260
Fiserv Investment Solutions, FRN, 3M TSFR + 4.00%, 8.521%, 2/18/27	164	157
Focus Financial Partners, FRN, 1M TSFR + 3.25%, 9/15/31 (2)(4)	233	235
Focus Financial Partners, FRN, 1M TSFR + 3.25%, 7.161%, 9/15/31 (2)	2,172	2,191
Gen II Fund Services, FRN, 3M TSFR + 2.75%, 11/19/31 (2)(3)	360	361
HighTower Holdings, FRN, 3M TSFR + 3.50%, 8.071%, 4/21/28	1,681	1,696
HUB International, FRN, 3M TSFR + 2.75%, 7.367%, 6/20/30	4,070	4,099
Jane Street Group, FRN, 1M TSFR + 2.00%, 6.514%, 1/26/28 (2)	742	745
Jones DesLauriers Insurance Management, FRN, 3M TSFR + 3.25%, 7.821%, 3/15/30	1,319	1,323

T. ROWE PRICE FLOATING RATE ETF

	Par/Shares	$ Value
(Amounts in 000s)
OneDigital Borrower, FRN, 1M TSFR + 3.25%, 7.823%, 7/2/31	729	734
OneDigital Borrower, FRN, 1M TSFR + 5.25%, 9.823%, 7/2/32 (2)	975	967
RFS Opco, FRN, 1M TSFR + 4.75%, 9.354%, 4/4/31 (3)	165	163
Ryan Specialty Group, FRN, 1M TSFR + 2.25%, 6.823%, 9/15/31	220	221
Sedgwick Claims Management Services, FRN, 3M TSFR + 3.00%, 7.585%, 2/24/28	2,159	2,173
TIH Insurance Holdings, FRN, 3M TSFR + 3.25%, 7.854%, 5/6/31	695	696
TIH Insurance Holdings, FRN, 3M TSFR + 4.75%, 9.354%, 5/6/32	1,943	1,983
USI, FRN, 3M TSFR + 2.75%, 7.354%, 11/22/29 (2)	888	893
USI, FRN, 3M TSFR + 2.75%, 7.354%, 9/27/30 (2)	177	178
		31,477
Food 1.1%
1440 Foods Topco, FRN, 1M TSFR + 5.00%, 11/26/31 (2)(3)	245	232
Chobani, FRN, 1M TSFR + 3.25%, 7.937%, 10/25/27 (2)	123	124
Chobani, FRN, 1M TSFR + 3.75%, 8.323%, 10/25/27 (2)	487	489
Primary Products Finance, FRN, 3M TSFR + 3.50%, 8.248%, 4/1/29	446	447
Simply Good Foods USA, FRN, 1M TSFR + 2.50%, 7.173%, 3/17/27	444	447
Triton Water Holdings, FRN, 3M TSFR + 3.25%, 8.115%, 3/31/28 (2)	298	300
Triton Water Holdings, FRN, 3M TSFR + 4.00%, 8.604%, 3/31/28 (2)	109	110
		2,149
Gaming 2.2%
Aristocrat Technologies, FRN, 3M TSFR + 2.25%, 6.954%, 5/24/29 (2)	60	60
Caesars Entertainment, FRN, 1M TSFR + 2.25%, 6.823%, 2/6/30	498	501
Caesars Entertainment, FRN, 1M TSFR + 2.25%, 6.823%, 2/6/31 (2)	737	739

T. ROWE PRICE FLOATING RATE ETF

	Par/Shares	$ Value
(Amounts in 000s)
Great Canadian Gaming, FRN, 1M TSFR + 4.00%, 8.522%, 11/1/29 (2)	590	589
Light and Wonder International, FRN, 1M TSFR + 2.25%, 6.860%, 4/14/29	264	266
Ontario Gaming GTA, FRN, 3M TSFR + 4.25%, 8.893%, 8/1/30	717	719
Playtika Holding, FRN, 1M TSFR + 2.75%, 7.437%, 3/13/28 (2)	193	194
Scientific Games Holdings, FRN, 3M TSFR + 3.00%, 7.590%, 4/4/29 (2)	395	396
Spectacle Gary Holdings, FRN, 1M TSFR + 4.25%, 8.923%, 12/11/28	963	959
		4,423
Health Care 7.9%
Athenahealth Group, FRN, 1M TSFR + 3.25%, 7.823%, 2/15/29 (2)	1,357	1,361
Auris Luxembourg III, FRN, 1M TSFR + 3.75%, 8.177%, 2/28/29 (2)	596	601
Bausch & Lomb, FRN, 1M TSFR + 3.25%, 7.938%, 5/10/27 (2)	572	573
Ceva Sante Animale, FRN, 3M TSFR + 3.25%, 7.772%, 11/8/30 (2)	129	130
Concentra Health Services, FRN, 1M TSFR + 2.25%, 6.823%, 7/26/31 (3)	408	411
eResearchTechnology, FRN, 1M TSFR + 4.00%, 8.573%, 2/4/27 (2)	693	698
Hanger, FRN, 1M TSFR + 3.50%, 1.000%, 10/23/31 (2)(4)	27	27
Hanger, FRN, 1M TSFR + 3.50%, 8.073%, 10/23/31 (2)	208	210
Heartland Dental, FRN, 1M TSFR + 4.50%, 9.073%, 4/28/28 (2)	942	943
Inception Holdco, FRN, 3M TSFR + 4.50%, 9.104%, 3/10/31	286	288
Insulet, FRN, 1M TSFR + 2.50%, 7.073%, 8/4/31 (2)	207	208
IVC Acquisition, FRN, 3M TSFR + 4.75%, 9.393%, 12/12/28 (2)	259	261
LifePoint Health, FRN, 1M TSFR + 3.75%, 8.406%, 5/17/31	1,252	1,255
LifePoint Health, FRN, 1M TSFR + 4.00%, 8.632%, 5/17/31	1,017	1,019

T. ROWE PRICE FLOATING RATE ETF

	Par/Shares	$ Value
(Amounts in 000s)
MED ParentCo, FRN, 1M TSFR + 3.50%, 8.073%, 4/15/31 (2)	303	306
Medline Borrower, FRN, 1M TSFR + 2.25%, 6.823%, 10/23/28 (2)	3,200	3,218
Phoenix Newco, FRN, 1M TSFR + 3.00%, 7.573%, 11/15/28	484	487
Radiology Partners, FRN, 3M TSFR + 3.50%, 1/31/29 (2)	40	40
SAM Bidco SAS, FRN, 3M TSFR + 4.00%, 8.604%, 12/13/27	205	205
Select Medical, FRN, 1M TSFR + 2.75%, 7.323%, 3/6/27	32	32
Star Parent, FRN, 3M TSFR + 3.75%, 8.354%, 9/27/30	886	869
Summit Behavioral Healthcare, FRN, 3M TSFR + 4.25%, 8.764%, 11/24/28	253	228
Surgery Center Holdings, FRN, 1M TSFR + 2.75%, 7.338%, 12/19/30	1,650	1,661
TTF Holdings, FRN, 1M TSFR + 3.75%, 8.323%, 7/18/31	255	257
Vizient, FRN, 1M TSFR + 2.00%, 6.573%, 8/1/31	175	176
Waystar Technologies, FRN, 1M TSFR + 2.50%, 7.323%, 10/22/29	576	579
		16,043
Information Technology 16.8%
Applied Systems, FRN, 3M TSFR + 3.00%, 7.604%, 2/24/31 (2)	2,540	2,560
Applied Systems, FRN, 3M TSFR + 5.25%, 9.854%, 2/23/32 (2)	1,450	1,491
AppLovin, FRN, 1M TSFR + 1.50%, 9.250%, 10/25/28 (2)	577	576
AppLovin, FRN, 1M TSFR + 1.50%, 9.250%, 8/16/30 (2)	254	254
Arches Buyer, FRN, 1M TSFR + 3.25%, 12/6/27 (2)	635	623
Barracuda Networks, FRN, 6M TSFR + 4.50%, 8/15/29 (2)	205	190
BCPE Pequod Buyer, FRN, 1M TSFR + 3.50%, 9/19/31 (2)	1,010	1,017
Boxer Parent, FRN, 3M TSFR + 3.75%, 8.335%, 7/30/31 (2)	465	468
Boxer Parent, FRN, 3M TSFR + 5.75%, 10.335%, 7/30/32	1,040	1,023
Central Parent, FRN, 3M TSFR + 3.25%, 7.854%, 7/6/29	761	761
Cloud Software Group, FRN, 3M TSFR + 3.50%, 8.020%, 3/30/29 (2)	2,194	2,200

T. ROWE PRICE FLOATING RATE ETF

	Par/Shares	$ Value
(Amounts in 000s)
Cloud Software Group, FRN, 1M TSFR + 6.50%, 8.309%, 3/24/31 (2)	1,004	1,008
Cloudera, FRN, 1M TSFR + 6.00%, 10/8/29 (2)(3)	140	137
Cloudera, FRN, 1M TSFR + 3.75%, 8.423%, 10/8/28	395	394
ConnectWise, FRN, 3M TSFR + 3.50%, 8.365%, 9/29/28 (2)	553	555
Conservice Midco, FRN, 1M TSFR + 3.50%, 8.073%, 5/13/27 (2)	159	160
Cvent, FRN, 3M TSFR + 3.25%, 7.854%, 6/17/30	186	187
Delivery Hero, FRN, 3M TSFR + 5.00%, 9.522%, 12/12/29	329	330
Delta TopCo, FRN, 6M TSFR + 3.50%, 8.198%, 11/30/29 (2)	901	906
Delta TopCo, FRN, 6M TSFR + 5.25%, 9.948%, 11/29/30 (2)	1,200	1,217
Dye & Durham, FRN, 3M TSFR + 4.25%, 8.954%, 4/11/31 (2)	839	842
ECI Macola Max Holding, FRN, 3M TSFR + 3.25%, 7.842%, 5/9/30	572	577
Ellucian, FRN, 1M TSFR + 3.00%, 7.595%, 10/9/29	1,671	1,689
Ellucian Holdings, FRN, 1M TSFR + 4.75%, 11/14/32 (2)	1,736	1,745
Epicor Software, FRN, 1M TSFR + 3.25%, 7.823%, 5/30/31 (2)	3,353	3,377
Fleet Midco I, FRN, 6M TSFR + 2.75%, 7.578%, 2/21/31 (2)(3)	401	402
Go Daddy Operating, FRN, 1M TSFR + 2.00%, 6.573%, 11/9/29 (2)	116	117
Infinite Bidco, FRN, 3M TSFR + 7.00%, 11.847%, 3/2/29	300	255
Jaggaer, FRN, 1M TSFR + 5.25%, 10/7/32 (2)	690	687
Jaggaer, FRN, 1M TSFR + 3.25%, 10/7/31 (2)	385	387
McAfee, FRN, 1M TSFR + 3.25%, 7.906%, 3/1/29	1,669	1,674
MH Sub I, FRN, 1M TSFR + 4.25%, 8.823%, 5/3/28 (2)	1,251	1,252
MH Sub I, FRN, 1M TSFR + 6.25%, 10.823%, 2/23/29 (2)	535	523
Mitchell International, FRN, 1M TSFR + 5.25%, 9.823%, 6/17/32	363	359
Mosel Bidco, FRN, 3M TSFR + 4.50%, 9.104%, 9/16/30 (2)(3)	95	96
Polaris Newco, FRN, 3M EURIBOR + 4.00%, 6/2/28 (EUR) (2)	155	158
Polaris Newco, FRN, 3M TSFR + 4.00%, 8.847%, 6/2/28 (2)	405	406

T. ROWE PRICE FLOATING RATE ETF

	Par/Shares	$ Value
(Amounts in 000s)
Project Alpha Intermediate Holding, FRN, 1M TSFR + 3.25%, 10/28/30 (2)	500	503
Project Alpha Intermediate Holding, FRN, 1M TSFR + 5.00%, 11/21/32 (2)	1,147	1,151
RealPage, FRN, 1M TSFR + 3.00%, 7.687%, 4/24/28 (2)	375	372
RealPage, FRN, 1M TSFR + 6.50%, 11.187%, 4/23/29	1,068	1,053
SS&C Technologies, FRN, 1M TSFR + 2.00%, 6.573%, 5/9/31 (2)	276	277
		33,959
Manufacturing 4.8%
Alliance Laundry Systems, FRN, 1M TSFR + 3.50%, 8.073%, 8/19/31	425	428
Engineered Machinery Holdings, FRN, 3M TSFR + 3.75%, 8.615%, 5/19/28 (2)	1,368	1,379
Engineered Machinery Holdings, FRN, 3M TSFR + 6.00%, 10.865%, 5/21/29	1,010	1,011
Engineered Machinery Holdings, FRN, 3M TSFR + 6.50%, 11.365%, 5/21/29	255	255
Filtration Group, FRN, 1M TSFR + 3.50%, 8.187%, 10/21/28 (2)	2,292	2,310
John Bean Technologies, FRN, 3M TSFR + 2.25%, 10/9/31 (2)	295	296
LTI Holdings, FRN, 1M TSFR + 4.75%, 9.323%, 7/29/29 (2)	1,755	1,758
Madison IAQ, FRN, 6M TSFR + 2.75%, 7.889%, 6/21/28	705	709
Madison Safety & Flow, FRN, 1M TSFR + 3.25%, 7.823%, 9/26/31	355	359
Pro Mach Group, FRN, 1M TSFR + 3.50%, 8.073%, 8/31/28 (2)	1,076	1,088
Watlow Electric Manufacturing, FRN, 1M TSFR + 3.50%, 8.085%, 3/2/28	230	231
		9,824
Metals & Mining 0.5%
Arsenal AIC Parent, FRN, 1M TSFR + 3.25%, 7.823%, 8/18/30 (2)	998	1,007

T. ROWE PRICE FLOATING RATE ETF

	Par/Shares	$ Value
(Amounts in 000s)
Other Telecommunications 1.9%
Frontier Communications, FRN, 6M TSFR + 3.50%, 8.763%, 7/1/31 (2)	955	963
Level 3 Financing, FRN, 1M TSFR + 6.56%, 4/15/30 (2)	75	77
Level 3 Financing, FRN, 1M TSFR + 6.56%, 11.133%, 4/15/29 (2)	1,360	1,388
Lumen Technologies, FRN, 1M TSFR + 2.35%, 7.037%, 4/15/29 (2)	325	304
Lumen Technologies, FRN, 3M TSFR + 6.00%, 10.573%, 6/1/28	277	277
QualityTech, FRN, 1M TSFR + 3.50%, 8.024%, 10/30/31 (3)	385	382
Zayo Group Holdings, FRN, 1M TSFR + 3.00%, 3/9/27 (2)	400	382
		3,773
Restaurants 1.0%
BCPE Grill Parent, FRN, 3M TSFR + 4.75%, 9.323%, 9/30/30 (2)	248	243
Dave & Buster's, FRN, 1M TSFR + 3.25%, 7.813%, 6/29/29 (2)	134	134
Fertitta Entertainment, FRN, 1M TSFR + 3.50%, 8.073%, 1/27/29 (2)	233	234
IRB Holding, FRN, 1M TSFR + 2.75%, 7.423%, 12/15/27 (2)	1,512	1,518
		2,129
Retail 0.6%
CNT Holdings l, FRN, 3M TSFR + 3.50%, 8.085%, 11/8/27 (2)	867	873
LSF9 Atlantis Holdings, FRN, 3M TSFR + 5.25%, 9.854%, 3/31/29 (2)	387	391
		1,264
Satellites 0.5%
Connect Finco, FRN, 1M TSFR + 4.50%, 9.073%, 9/27/29	466	403
Iridium Satellite, FRN, 1M TSFR + 2.25%, 6.823%, 9/20/30 (2)	522	520

T. ROWE PRICE FLOATING RATE ETF

	Par/Shares	$ Value
(Amounts in 000s)
ViaSat, FRN, 1M TSFR + 4.50%, 9.237%, 5/30/30	226	196
		1,119
Services 10.1%
AAL Delaware Holdco, FRN, 1M TSFR + 3.50%, 8.073%, 7/30/31 (2)	215	217
Albion Financing 3, FRN, 3M TSFR + 4.25%, 9.096%, 8/16/29	820	828
Allied Universal Holdco, FRN, 1M TSFR + 3.75%, 8.423%, 5/12/28 (2)	1,765	1,775
Anticimex International AB, FRN, 3M TSFR + 3.15%, 7.720%, 11/16/28	427	428
Anticimex International AB, FRN, 3M TSFR + 3.40%, 7.970%, 11/16/28	15	15
APFS Staffing Holdings, FRN, 1M TSFR + 4.00%, 8.594%, 12/29/28 (2)	172	172
Ascend Learning, FRN, 1M TSFR + 3.50%, 8.173%, 12/11/28 (2)	780	783
Ascend Learning, FRN, 1M TSFR + 5.75%, 10.423%, 12/10/29 (2)	1,270	1,267
Boost Newco Borrower, FRN, 3M TSFR + 2.50%, 7.104%, 1/31/31	1,820	1,835
CD&R Firefly Bidco, FRN, 3M EURIBOR + 3.75%, 6.806%, 4/30/29 (EUR) (2)	225	240
CD&R Firefly Bidco, FRN, 3M EURIBOR + 4.00%, 7.056%, 6/21/28 (EUR)	25	27
CoreLogic, FRN, 1M TSFR + 6.50%, 11.187%, 6/4/29	435	424
Crown Subsea Communications Holding, FRN, 3M TSFR + 4.00%, 8.573%, 1/30/31 (2)	364	368
Dayforce, FRN, 1M TSFR + 2.50%, 7.085%, 3/3/31 (2)(3)	487	490
Dun & Bradstreet, FRN, 1M TSFR + 2.25%, 6.836%, 1/18/29 (2)	263	264
EG Group, FRN, 3M TSFR + 4.25%, 9.081%, 3/31/26 (3)	3	2
EG Group, FRN, 3M EURIBOR + 7.00%, 9.912%, 4/30/27 (EUR)	175	183
EG Group, FRN, 1M TSFR + 5.50%, 10.184%, 2/7/28 (2)	373	374
Fortress Intermediate 3, FRN, 1M TSFR + 3.50%, 8.073%, 6/27/31	640	641

T. ROWE PRICE FLOATING RATE ETF

	Par/Shares	$ Value
(Amounts in 000s)
Fugue Finance, FRN, 3M TSFR + 3.75%, 8.249%, 2/26/31 (2)	254	256
Fugue Finance, FRN, 3M TSFR + 4.00%, 8.514%, 1/31/28	94	94
Genuine Financial Holdings, FRN, 1M TSFR + 4.00%, 8.573%, 9/27/30 (2)	693	697
Homeserve USA Holding, FRN, 1M TSFR + 2.00%, 6.606%, 10/21/30	349	350
Icon Parent Holdings, FRN, 3M TSFR + 3.00%, 7.516%, 9/11/31 (2)	740	745
Icon Parent Holdings, FRN, 3M TSFR + 5.00%, 9.516%, 9/10/32 (2)	700	713
Mermaid Bidco, FRN, 3M TSFR + 3.25%, 7.804%, 7/3/31 (3)	624	629
PODS, FRN, 3M TSFR + 3.00%, 7.847%, 3/31/28	480	445
Project Boost Purchaser, FRN, 3M TSFR + 3.50%, 8.147%, 7/16/31 (2)	767	774
Project Boost Purchaser, FRN, 3M TSFR + 5.25%, 9.897%, 7/16/32 (2)	395	402
Renaissance Holding, FRN, 1M TSFR + 4.25%, 8.832%, 4/5/30 (2)	502	503
Staples, FRN, 3M TSFR + 5.75%, 10.689%, 9/4/29 (2)	210	200
TK Elevator US Newco, FRN, 6M TSFR + 3.50%, 8.588%, 4/30/30 (2)	505	509
UKG, FRN, 3M TSFR + 3.25%, 7.617%, 2/10/31 (2)	3,717	3,741
		20,391
Utilities 4.0%
Alpha Generation, FRN, 1M TSFR + 2.75%, 7.323%, 9/30/31 (2)	1,130	1,138
Compass Power Generation, FRN, 1M TSFR + 3.75%, 8.323%, 4/14/29 (2)(3)	190	192
Constellation Renewables, FRN, 3M TSFR + 2.25%, 6.764%, 12/15/27 (2)	688	690
Cornerstone Generation, FRN, 1M TSFR + 3.25%, 10/28/31 (2)	1,085	1,092
Eastern Power, FRN, 1M TSFR + 5.25%, 9.823%, 10/2/25 (2)	236	237

T. ROWE PRICE FLOATING RATE ETF

	Par/Shares	$ Value
(Amounts in 000s)
Edgewater Generation, FRN, 1M TSFR + 4.25%, 8.823%, 8/1/30 (2)	774	783
Hamilton Projects Acquiror, FRN, 1M TSFR + 3.75%, 8.323%, 5/31/31 (2)	329	332
INNIO Group Holding GmbH, FRN, 3M TSFR + 3.25%, 7.897%, 11/2/28	100	100
Pike, FRN, 1M TSFR + 3.00%, 7.687%, 1/21/28 (2)	330	332
Talen Energy Supply, B-1, FRN, 1M TSFR + 3.50%, 8.023%, 5/17/30 (2)	846	851
Talen Energy Supply, C-1, FRN, 1M TSFR + 3.50%, 8.023%, 5/17/30 (2)	447	449
TerraForm Power Operating, FRN, 3M TSFR + 2.50%, 7.204%, 5/21/29 (2)	902	901
Vistra Zero Operating, FRN, 1M TSFR + 2.75%, 7.323%, 4/30/31	592	596
WEC US Holdings, FRN, 1M TSFR + 2.25%, 6.803%, 1/27/31	444	446
		8,139
Wireless Communications 1.9%
Asurion, FRN, 1M TSFR + 3.25%, 7.937%, 12/23/26 (2)	58	58
Asurion, FRN, 1M TSFR + 3.25%, 7.937%, 7/31/27	109	108
Asurion, FRN, 1M TSFR + 4.00%, 8.673%, 8/19/28	212	212
Asurion, FRN, 1M TSFR + 4.25%, 8.923%, 8/19/28 (2)	748	751
Asurion, FRN, 1M TSFR + 5.25%, 9.937%, 1/31/28 (2)	1,295	1,269
Asurion, FRN, 1M TSFR + 5.25%, 9.937%, 1/20/29	1,531	1,490
		3,888
Total Bank Loans (Cost $175,446)		176,322
CORPORATE BONDS 8.2%
Aerospace & Defense 0.1%
TransDigm, 6.75%, 8/15/28 (1)	180	183
		183

T. ROWE PRICE FLOATING RATE ETF

	Par/Shares	$ Value
(Amounts in 000s)
Airlines 0.1%
Mileage Plus Holdings, 6.50%, 6/20/27 (1)	205	207
		207
Automotive 1.1%
Adient Global Holdings, 4.875%, 8/15/26 (1)	200	197
Ford Motor Credit, FRN, SOFR + 2.95%, 7.83%, 3/6/26	410	419
Rivian Holdings, FRN, 6M TSFR + 6.05%, 10.502%, 10/15/26 (1)	1,709	1,711
		2,327
Broadcasting 0.5%
Clear Channel Outdoor Holdings, 5.125%, 8/15/27 (1)	90	88
Clear Channel Outdoor Holdings, 7.875%, 4/1/30 (1)	100	103
Neptune Bidco, 9.29%, 4/15/29 (1)	175	163
Townsquare Media, 6.875%, 2/1/26 (1)	125	124
Univision Communications, 7.375%, 6/30/30 (1)	140	135
Univision Communications, 8.00%, 8/15/28 (1)	353	360
		973
Cable Operators 0.4%
CSC Holdings, 11.25%, 5/15/28 (1)	600	593
CSC Holdings, 11.75%, 1/31/29 (1)	200	198
		791
Chemicals 0.1%
Kobe US Midco 2, 9.25%, 11/1/26, (9.25% Cash or 10.00% PIK) (1)(5)	3	2
PMHC II, 9.00%, 2/15/30 (1)	160	152
		154
Energy 0.5%
NGL Energy Partners, 8.125%, 2/15/29 (1)	85	86
Seadrill Finance, 8.375%, 8/1/30 (1)	200	204
Tallgrass Energy Partners, 6.00%, 3/1/27 (1)	135	135

T. ROWE PRICE FLOATING RATE ETF

	Par/Shares	$ Value
(Amounts in 000s)
Venture Global LNG, VR, 9.00%, (1)(6)(7)	285	295
Venture Global LNG, 9.50%, 2/1/29 (1)	180	201
		921
Entertainment & Leisure 0.2%
Carnival, 7.00%, 8/15/29 (1)	125	131
NCL, 8.125%, 1/15/29 (1)	104	110
NCL, 8.375%, 2/1/28 (1)	175	183
		424
Financial 1.3%
Acrisure / Acrisure Finance, 8.50%, 6/15/29 (1)	315	328
Alliant Holdings Intermediate, 6.75%, 10/15/27 (1)	250	249
Alliant Holdings Intermediate, 6.75%, 4/15/28 (1)	190	192
Assured Partners, 5.625%, 1/15/29 (1)	150	142
Hightower Holding, 9.125%, 1/31/30 (1)	350	369
Hub International, 7.25%, 6/15/30 (1)	340	352
Hub International, 7.375%, 1/31/32 (1)	120	123
Jones DesLauriers Insurance Management, 8.50%, 3/15/30 (1)	410	434
Jones DesLauriers Insurance Management, 10.50%, 12/15/30 (1)	180	195
Navient, 9.375%, 7/25/30	165	181
Ryan Specialty Group, 4.375%, 2/1/30 (1)	155	146
		2,711
Health Care 1.0%
Bausch & Lomb Escrow, 8.375%, 10/1/28 (1)	215	225
CHS / Community Health Systems, 8.00%, 12/15/27 (1)	175	174
CHS / Community Health Systems, 10.875%, 1/15/32 (1)	570	593
HCA, 5.375%, 2/1/25	130	130
LifePoint Health, 10.00%, 6/1/32 (1)	158	165
LifePoint Health, 11.00%, 10/15/30 (1)	675	742
		2,029

T. ROWE PRICE FLOATING RATE ETF

	Par/Shares	$ Value
(Amounts in 000s)
Information Technology 0.7%
Cloud Software Group, 8.25%, 6/30/32 (1)	270	281
Cloud Software Group, 9.00%, 9/30/29 (1)	975	985
Dye & Durham, 8.625%, 4/15/29 (1)	140	147
		1,413
Lodging 0.1%
Hilton Domestic Operating, 5.375%, 5/1/25 (1)	215	215
		215
Metals & Mining 0.1%
Arsenal AIC Parent, 11.50%, 10/1/31 (1)	155	175
		175
Other Telecommunications 0.6%
Level 3 Financing, 10.00%, 10/15/32 (1)	290	290
Level 3 Financing, 10.75%, 12/15/30 (1)	330	371
Level 3 Financing, 11.00%, 11/15/29 (1)	332	377
Verizon Communications, FRN, 3M TSFR + 1.36%, 5.885%, 5/15/25	120	121
		1,159
Real Estate Investment Trust Securities 0.0%
Service Properties Trust, 8.625%, 11/15/31 (1)	95	101
		101
Services 0.7%
Allied Universal Holdco, 7.875%, 2/15/31 (1)	172	176
Allied Universal Holdco / Allied Universal Finance, 9.75%, 7/15/27 (1)	285	286
eG Global Finance, 12.00%, 11/30/28 (1)	400	446
GTCR W-2 Merger Sub, 7.50%, 1/15/31 (1)	200	211
Sabre GLBL, 10.75%, 11/15/29 (1)	211	213
UKG, 6.875%, 2/1/31 (1)	160	164
		1,496

T. ROWE PRICE FLOATING RATE ETF

	Par/Shares	$ Value
(Amounts in 000s)
Telephones 0.1%
Verizon Communications, FRN, SOFRINDX + 0.79%, 5.575%, 3/20/26	185	187
		187
Utilities 0.6%
NRG Energy, VR, 10.25%, (1)(6)(7)	205	227
Talen Energy Supply, 8.625%, 6/1/30 (1)	105	113
Vistra, VR, 8.00%, (1)(6)(7)	186	191
Vistra, VR, 8.875%, (1)(6)(7)	425	458
Vistra Operations, 5.125%, 5/13/25 (1)	220	220
		1,209
Total Corporate Bonds (Cost $16,345)		16,675
PREFERRED STOCKS 0.2%
Financial 0.2%
AH Parent, Series A, Zero Coupon, (3)(8)(9)	1	353
		353
Total Preferred Stocks (Cost $355)		353
SHORT-TERM INVESTMENTS 12.3%
Money Market Funds 12.3%
T. Rowe Price Government Reserve Fund, 4.67% (10)(11)	24,842	24,842
Total Short-Term Investments (Cost $24,842)		24,842
Total Investments in Securities 107.7% of Net Assets (Cost $217,016)		$218,220

‡	Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.

T. ROWE PRICE FLOATING RATE ETF

(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $15,665 and represents 7.7% of net assets.
(2)	All or a portion of this loan is unsettled as of November 30, 2024. The interest rate for unsettled loans will be determined upon settlement after period end.
(3)	See Note 2. Level 3 in fair value hierarchy.
(4)	All or a portion of the position represents an unfunded commitment; a liability to fund the commitment has been recognized. The fund's total unfunded commitments at November 30, 2024, was $215 and was valued at $217 (0.1% of net assets).
(5)	Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(6)	Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(7)	Perpetual security with no stated maturity date.
(8)	Non-income producing.
(9)	Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period-end amounts to $353 and represents 0.2% of net assets.
(10)	Seven-day yield
(11)	Affiliated Companies

1M TSFR	One month term SOFR (Secured overnight financing rate)
3M TSFR	Three month term SOFR (Secured overnight financing rate)
3M EURIBOR	Three month EURIBOR (Euro interbank offered rate)
6M TSFR	Six month term SOFR (Secured overnight financing rate)
EUR	Euro
EURIBOR	The Euro interbank offered rate
FRN	Floating Rate Note
PIK	Payment-in-kind
SOFR	Secured overnight financing rate
SOFRINDX	SOFR (Secured overnight financing rate) Index
USD	U.S. Dollar
VR	Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE FLOATING RATE ETF

(Amounts in 000s)
SWAPS 0.1%

Description	Notional Amount	$ Value	Upfront Payments/ $ (Receipts)	Unrealized $ Gain/(Loss)
BILATERAL SWAPS 0.1%
Total Return Swaps 0.1%
JP Morgan, Receive Underlying Reference: iBoxx USD Liquid Leveraged Loans Total Return Index At Maturity, Pay Variable 4.59% (USD SOFR) Quarterly, 12/20/24	1,000	53	—	53
JP Morgan, Receive Underlying Reference: iBoxx USD Liquid Leveraged Loans Total Return Index At Maturity, Pay Variable 4.59% (USD SOFR) Quarterly, 3/20/25	418	13	—	13
JP Morgan, Receive Underlying Reference: iBoxx USD Liquid Leveraged Loans Total Return Index At Maturity, Pay Variable 4.59% (USD SOFR) Quarterly, 12/20/24	418	14	—	14

T. ROWE PRICE FLOATING RATE ETF

(Amounts in 000s)
Description	Notional Amount	$ Value	Upfront Payments/ $ (Receipts)	Unrealized $ Gain/(Loss)
JP Morgan, Receive Underlying Reference: iBoxx USD Liquid Leveraged Loans Total Return Index At Maturity, Pay Variable 4.59% (USD SOFR) Quarterly, 3/20/25	743	11	—	11
JP Morgan, Receive Underlying Reference: iBoxx USD Liquid Leveraged Loans Total Return Index At Maturity, Pay Variable 4.59% (USD SOFR) Quarterly, 6/20/25	743	11	—	11
Total Bilateral Total Return Swaps			—	102
Total Bilateral Swaps			—	102

T. ROWE PRICE FLOATING RATE ETF

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Settlement	Receive		Deliver		Unrealized Gain/(Loss)
Deutsche Bank AG	2/21/25	USD	556	EUR	525	$—
State Street Bank	2/21/25	USD	190	EUR	179	1
Net unrealized gain (loss) on open forward currency exchange contracts						$1

T. ROWE PRICE FLOATING RATE ETF

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the six months ended November 30, 2024. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate	Net Realized Gain (Loss)	Changes in Net Unrealized Gain/Loss	Investment Income
T. Rowe Price Government Reserve Fund	$—	$—	$413
Totals	$—#	$—	$413+

Supplementary Investment Schedule
Affiliate	Value 5/31/24	Purchase Cost	Sales Cost	Value 11/30/24
T. Rowe Price Government Reserve Fund	$12,511	¤	¤	$24,842
	Total			$24,842^

#	Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
+	Investment income comprised $413 of dividend income and $0 of interest income.
¤	Purchase and sale information not shown for cash management funds.
^	The cost basis of investments in affiliated companies was $24,842.
The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE FLOATING RATE ETF

November 30, 2024 Unaudited
    STATEMENT OF ASSETS AND LIABILITIES

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $217,016)	$218,220
Receivable for investment securities sold	6,873
Receivable for shares sold	2,581
Interest and dividends receivable	1,509
Cash	199
Unrealized gain on bilateral swaps	102
Foreign currency (cost $22)	22
Unrealized gain on forward currency exchange contracts	1
Total assets	229,507
Liabilities
Payable for investment securities purchased	26,587
Investment management and administrative fees payable	94
Other liabilities	219
Total liabilities	26,900
NET ASSETS	$202,607
Net Assets Consists of:
Total distributable earnings (loss)	$1,617
Paid-in capital applicable to 3,925,000 shares of $0.0001 par value capital stock outstanding; 4,000,000,000 shares of the Corporation authorized	200,990
NET ASSETS	$202,607
NET ASSET VALUE PER SHARE	$51.62
The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE FLOATING RATE ETF

Unaudited
    STATEMENT OF OPERATIONS

($000s)
6 Months Ended
11/30/24
Investment Income (Loss)
Income
Interest	$7,013
Dividend	413
Total income	7,426
Expenses
Investment management and administrative expense	501
Interest and borrowing - related	22
Total expenses	523
Net investment income	6,903
Realized and Unrealized Gain / Loss
Net realized gain (loss)
Securities	(92)
Swaps	37
Forward currency exchange contracts	21
Foreign currency transactions	6
Net realized loss	(28)
Change in net unrealized gain / loss
Securities	412
Swaps	23
Other assets and liabilities denominated in foreign currencies	5
Change in unrealized gain / loss	440
Net realized and unrealized gain / loss	412
INCREASE IN NET ASSETS FROM OPERATIONS	$7,315
The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE FLOATING RATE ETF

Unaudited
    STATEMENT OF CHANGES IN NET ASSETS

($000s)
	6 Months Ended	Year Ended
	11/30/24	5/31/24
Increase (Decrease) in Net Assets
Operations
Net investment income	$6,903	$9,026
Net realized gain (loss)	(28)	164
Change in net unrealized gain / loss	440	1,147
Increase in net assets from operations	7,315	10,337
Distributions to shareholders
Net earnings	(6,882)	(8,907)
Capital share transactions*
Shares sold	50,440	129,378
Shares redeemed	—	(7,657)
Increase in net assets from capital share transactions	50,440	121,721
Net Assets
Increase during period	50,873	123,151
Beginning of period	151,734	28,583
End of period	$202,607	$151,734
*Share information
Shares sold	975	2,525
Shares redeemed	—	(150)
Increase in shares outstanding	975	2,375
The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE FLOATING RATE ETF

Unaudited
    NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Exchange-Traded Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Floating Rate ETF (the fund) is a diversified, open-end management investment company established by the corporation. The fund seeks high current income and, secondarily, capital appreciation.
NOTE  1  –  SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation
The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions
Investment transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Paydown gains and losses are recorded as an adjustment to interest income. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared and paid monthly. A capital gain distribution, if any, may also be declared and paid by the fund annually. Dividends and distributions cannot be automatically reinvested in additional shares of the fund.

T. ROWE PRICE FLOATING RATE ETF

Currency Translation
Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Capital Transactions
The fund issues and redeems shares at its net asset value (NAV) only with Authorized Participants and only in large blocks of 25,000 shares (each, a “Creation Unit”). The fund’s NAV per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Individual fund shares may not be purchased or redeemed directly with the fund. An Authorized Participant may purchase or redeem a Creation Unit of the fund each business day that the fund is open in exchange for the delivery of a designated portfolio of in-kind securities and/or cash. When purchasing or redeeming Creation Units, Authorized Participants are also required to pay a fixed and/or variable purchase or redemption transaction fee as well as any applicable additional variable charge to defray the transaction cost to a fund.
Individual fund shares may be purchased and sold  only on a national securities exchange through brokers. Shares are listed for trading on NYSE Arca, Inc. and because the shares will trade at market prices rather than NAV, shares may trade at prices greater than NAV (at a premium), at NAV, or less than NAV (at a discount).
New Accounting Guidance
In November 2023, the FASB issued Accounting Standards Update (ASU), ASU 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures, which improves reportable segment disclosure requirements, primarily through enhanced disclosures about segment expenses. In addition, the ASU clarifies that a public entity with a single reportable segment provide all disclosures required by the ASU and all existing segment disclosures in Topic 280.

T. ROWE PRICE FLOATING RATE ETF

The amendments under this ASU are effective for fiscal years beginning after December 15, 2023. Management expects that adoption of the guidance will not have a material impact on the fund’s financial statements.
In December 2023, the FASB issued Accounting Standards Update (ASU), ASU 2023-09, Income Taxes (Topic 740) – Improvements to Income Taxes Disclosures, which enhances the transparency of income tax disclosures. The ASU requires public entities, on an annual basis, to provide disclosure of specific categories in the rate reconciliation, as well as disclosure of income taxes paid disaggregated by jurisdiction. The amendments under this ASU are required to be applied prospectively and are effective for fiscal years beginning after December 15, 2024. Management expects that adoption of the guidance will not have a material impact on the fund’s financial statements.
Indemnification
In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE  2  –  VALUATION
Fair Value
The fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.

T. ROWE PRICE FLOATING RATE ETF

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1  –  quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2  –  inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3  –  unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the

T. ROWE PRICE FLOATING RATE ETF

closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers. Forward currency exchange contracts are valued using the prevailing forward exchange rate. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on November 30, 2024 (for further detail by category, please refer to the accompanying Portfolio of Investments):

T. ROWE PRICE FLOATING RATE ETF

($000s)	Level 1	Level 2	Level 3	Total Value
Assets
Fixed Income Securities[1]	$—	$16,703	$—	$16,703
Bank Loans	—	172,508	3,814	176,322
Preferred Stocks	—	—	353	353
Short-Term Investments	24,842	—	—	24,842
Total Securities	24,842	189,211	4,167	218,220
Swaps	—	102	—	102
Forward Currency Exchange Contracts	—	1	—	1
Total	$24,842	$189,314	$4,167	$218,323

[1]	Includes Asset-Backed Securities and Corporate Bonds.
Following is a reconciliation of the fund’s Level 3 holdings for the six months ended November 30, 2024. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any, and is included on the accompanying Statement of Operations. The change in unrealized gain/loss on Level 3 instruments held at November 30, 2024, totaled $18,000 for the six months ended November 30, 2024. During the six months, transfers into level 3 resulted from a lack of observable market data for the security and transfers out of level 3 were because observable market data became available for the security.
($000s)	Beginning Balance 5/31/24	Gain (Loss) During Period	Total Purchases	Total Sales	Transfer Into Level 3	Transfer Out of Level 3	Ending Balance 11/30/24
Investment in Securities
Bank Loans	$2,651	$15	$3,449	$(941)	$2	$(1,362)	$3,814
Preferred Stocks	—	(1)	354	—	—	—	353
Total	$2,651	$14	$3,803	$(941)	$2	$(1,362)	$4,167

T. ROWE PRICE FLOATING RATE ETF

NOTE  3  –  DERIVATIVE INSTRUMENTS
During the six months ended November 30, 2024, the fund invested in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement or delivery of cash or other assets. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information. The fund may use derivatives for a variety of purposes and may use them to establish both long and short positions within the fund’s portfolio. Potential uses include to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, to enhance return, or to adjust portfolio duration and credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based.
The fund values its derivatives at fair value and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. Generally, the fund accounts for its derivatives on a gross basis. It does not offset the fair value of derivative liabilities against the fair value of derivative assets on its financial statements, nor does it offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral. The following table summarizes the fair value of the fund’s derivative instruments held as of November 30, 2024, and the related location on the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:
($000s)	Location on Statement of Assets and Liabilities	Fair Value
Assets
Foreign exchange derivatives	Forwards	$1
Credit derivatives	Bilateral Swaps	102
Total		$103

T. ROWE PRICE FLOATING RATE ETF

Additionally, the amount of gains and losses on derivative instruments recognized in fund earnings during the six months ended November 30, 2024, and the related location on the accompanying Statement of Operations is summarized in the following table by primary underlying risk exposure:
($000s) Location of Gain (Loss) on Statement of Operations
	Forward Currency Exchange Contracts	Swaps	Total
Realized Gain (Loss)
Foreign exchange derivatives	$21	$—	$21
Credit derivatives	—	37	37
Total	$21	$37	$58
Change in Unrealized Gain (Loss)
Credit derivatives	$—	$23	$23
Counterparty Risk and Collateral
The fund invests in derivatives, such as non-cleared bilateral swaps, forward currency exchange contracts, and/or OTC options, that are transacted and settle directly with a counterparty (bilateral derivatives), and thereby may expose the fund to counterparty risk. To mitigate this risk, the fund has entered into master netting arrangements (MNAs) with certain counterparties that permit net settlement under specified conditions and, for certain counterparties, also require the exchange of collateral to cover mark-to-market exposure. MNAs may be in the form of International Swaps and Derivatives Association master agreements (ISDAs) or foreign exchange letter agreements (FX letters).
MNAs govern the ability to offset amounts the fund owes a counterparty against amounts the counterparty owes the fund (net settlement). Both ISDAs and FX letters generally allow termination of transactions and net settlement upon the occurrence of contractually specified events, such as failure to pay or bankruptcy. In addition, ISDAs specify other events, the occurrence of which would allow one of the parties to terminate. For example, a downgrade in credit rating of a counterparty below a specified rating would allow the fund to terminate, while a decline in the fund’s net assets of more than a specified percentage would allow the counterparty to terminate. Upon termination, all transactions with that counterparty would be liquidated and a net termination amount determined. ISDAs typically include collateral agreements whereas FX letters do not. Collateral

T. ROWE PRICE FLOATING RATE ETF

requirements are determined daily based on the net aggregate unrealized gain or loss on all bilateral derivatives with each counterparty, subject to minimum transfer amounts that typically range from $100,000 to $250,000. Any additional collateral required due to changes in security values is typically transferred the next business day.
Collateral may be in the form of cash or debt securities issued by the U.S. government or related agencies, although other securities may be used depending on the terms outlined in the applicable MNA. Cash posted by the fund is reflected as cash deposits in the accompanying financial statements and generally is restricted from withdrawal by the fund; securities posted by the fund are so noted in the accompanying Portfolio of Investments; both remain in the fund’s assets. Collateral pledged by counterparties is not included in the fund’s assets because the fund does not obtain effective control over those assets. For bilateral derivatives, collateral posted or received by the fund is held in a segregated account at the fund’s custodian. While typically not sold in the same manner as equity or fixed income securities, OTC and bilateral derivatives may be unwound with counterparties or transactions assigned to other counterparties to allow the fund to exit the transaction. This ability is subject to the liquidity of underlying positions. As of November 30, 2024, no collateral was pledged by either the fund or counterparties for bilateral derivatives.
Forward Currency Exchange Contracts
The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. It may use forward currency exchange contracts (forwards) primarily to protect its non-U.S. dollar-denominated securities from adverse currency movements or to increase exposure to a particular foreign currency, to shift the fund’s foreign currency exposure from one country to another, or to enhance the fund’s return.  A forward involves an obligation to purchase or sell a fixed amount of a specific currency on a future date at a price set at the time of the contract. Although certain forwards may be settled by exchanging only the net gain or loss on the contract, most forwards are settled with the exchange of the underlying currencies in accordance with the specified terms. Forwards are valued at the unrealized gain or loss on the contract, which reflects the net amount the fund either is entitled to receive or obligated to deliver, as measured by the difference between the forward exchange rates at the date of entry into the contract and the forward rates at the reporting date. Appreciated forwards are reflected as assets and depreciated forwards are reflected as liabilities on the accompanying Statement of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded on the accompanying Statement of Operations. Risks related to the use of forwards include the possible failure of counterparties to

T. ROWE PRICE FLOATING RATE ETF

meet the terms of the agreements; that anticipated currency movements will not occur, thereby reducing the fund’s total return; and the potential for losses in excess of the fund’s initial investment. During the six months ended November 30, 2024, the volume of the fund’s activity in forwards, based on underlying notional amounts, was generally less than 1% of net assets.
Swaps
The fund is subject to credit risk in the normal course of pursuing its investment objectives and uses swap contracts to help manage such risk. The fund may use swaps in an effort to manage both long and short exposure to changes in interest rates, inflation rates, and credit quality; to adjust overall exposure to certain markets; to enhance total return or protect the value of portfolio securities; to serve as a cash management tool; or to adjust portfolio duration and credit exposure. Swap agreements can be settled either directly with the counterparty (bilateral swap) or through a central clearinghouse (centrally cleared swap). Fluctuations in the fair value of a contract are reflected in unrealized gain or loss and are reclassified to realized gain or loss on the accompanying Statement of Operations upon contract termination or cash settlement. Net periodic receipts or payments required by a contract increase or decrease, respectively, the value of the contract until the contractual payment date, at which time such amounts are reclassified from unrealized to realized gain or loss on the accompanying Statement of Operations. For bilateral swaps, cash payments are made or received by the fund on a periodic basis in accordance with contract terms; unrealized gain on contracts and premiums paid are reflected as assets and unrealized loss on contracts and premiums received are reflected as liabilities on the accompanying Statement of Assets and Liabilities. For bilateral swaps, premiums paid or received are amortized over the life of the swap and are recognized as realized gain or loss on the accompanying Statement of Operations. For centrally cleared swaps, payments are made or received by the fund each day to settle the daily fluctuation in the value of the contract (variation margin). Accordingly, the value of a centrally cleared swap included in net assets is the unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities.
Total return swaps are agreements in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset (reference asset), such as an index, equity security, fixed income security or commodity-based exchange-traded fund, which includes both the income it generates and any change in its value.  Risks related to the use of total return swaps include the potential for unfavorable changes in the reference asset, the possible failure of a counterparty to perform in accordance

T. ROWE PRICE FLOATING RATE ETF

with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
During the six months ended November 30, 2024, the volume of the fund’s activity in swaps, based on underlying notional amounts, was generally less than 1% of net assets.
NOTE  4  –  OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.
Noninvestment-Grade Debt
The fund invests, either directly or through its investment in other T. Rowe Price funds, in noninvestment-grade debt, including “high yield” or “junk” bonds or leveraged loans. Noninvestment-grade debt issuers are more likely to suffer an adverse change in financial condition that would result in the inability to meet a financial obligation. The noninvestment-grade debt market may experience sudden and sharp price swings due to a variety of factors that may decrease the ability of issuers to make principal and interest payments and adversely affect the liquidity or value, or both, of such securities. Accordingly, securities issued by such companies carry a higher risk of default and should be considered speculative.
Restricted Securities
The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
Bank Loans
The fund invests in bank loans, which represent an interest in amounts owed by a borrower to a syndicate of lenders. Bank loans are generally noninvestment grade and often involve borrowers whose financial condition is highly leveraged. The fund may invest in fixed and floating rate loans, which may include senior floating rate loans; secured and unsecured loans, second lien or more junior loans; and bridge loans or bridge facilities. Certain bank loans may be revolvers which are a form of senior bank debt, where the borrower can draw down the credit of the

T. ROWE PRICE FLOATING RATE ETF

revolver when it needs cash and repays the credit when the borrower has excess cash. Certain loans may be “covenant-lite” loans, which means the loans contain fewer maintenance covenants than other loans (in some cases, none) and do not include terms which allow the lender to monitor the performance of the borrower and declare a default if certain criteria are breached. As a result of these risks, the fund’s exposure to losses may be increased.
Bank loans may be in the form of either assignments or participations. A loan assignment transfers all legal, beneficial, and economic rights to the buyer, and transfer typically requires consent of both the borrower and agent. In contrast, a loan participation generally entitles the buyer to receive the cash flows from principal, interest, and any fee payments on a portion of a loan; however, the seller continues to hold legal title to that portion of the loan. As a result, the buyer of a loan participation generally has no direct recourse against the borrower and is exposed to credit risk of both the borrower and seller of the participation.
Bank loans often have extended settlement periods, generally may be repaid at any time at the option of the borrower, and may require additional principal to be funded at the borrowers’ discretion at a later date (e.g., unfunded commitments and revolving debt instruments). Until settlement, the fund maintains liquid assets sufficient to settle its unfunded loan commitments. The fund reflects both the funded portion of a bank loan as well as its unfunded commitment in the Portfolio of Investments. However, if a credit agreement provides no initial funding of a tranche, and funding of the full commitment at a future date(s) is at the borrower’s discretion and considered uncertain, a loan is reflected in the Portfolio of Investments only if, and only to the extent that, the fund has actually settled a funding commitment.
Other
Purchases and sales of portfolio securities excluding in-kind transactions and short-term securities aggregated $89,143,000 and $47,148,000, respectively, for the six months ended November 30, 2024.
NOTE  5  –  FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and

T. ROWE PRICE FLOATING RATE ETF

realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of the date of this report.
At November 30, 2024, the cost of investments (including derivatives, if any) for federal income tax purposes was $217,016,000. Net unrealized gain aggregated $1,307,000 at period-end, of which $1,727,000 related to appreciated investments and $420,000 related to depreciated investments.
NOTE  6  –   RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). The investment management and administrative agreement between the fund and Price Associates provides for an annual all-inclusive fee equal to 0.59% of the fund’s average daily net assets. The fee is computed daily and paid monthly. The all-inclusive fee covers investment management services and ordinary, recurring operating expenses, but does not cover interest and borrowing expenses; taxes; brokerage commissions and other transaction costs; fund proxy expenses; and nonrecurring and extraordinary expenses.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund.
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price Treasury Reserve Fund, organized as money market funds (together, the Price Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public.
As of November 30, 2024, T. Rowe Price Group, Inc., or its wholly owned subsidiaries, owned 1,674,900 shares of the fund, representing 43% of the fund’s net assets.

T. ROWE PRICE FLOATING RATE ETF

The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the six months ended November 30, 2024, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.
NOTE  7  –  BORROWING
The fund, together with certain other U.S. registered floating rate and tax-free high yield funds (the U.S. borrowers) and foreign investment funds managed by Price Associates or an affiliate (collectively, the participating funds), is party to a $1.3 billion, 364-day, syndicated credit facility (the facility). Excluding commitments designated for the foreign investment funds, the U.S. borrowers can borrow up to an aggregate commitment amount of $1.15 billion, of which $900 million is available to the U.S. floating rate borrowers and $250 million is available to the U.S. tax-free high yield borrowers, on a first-come, first-served basis. The facility provides a source of liquidity to the participating funds for temporary and emergency purposes. The participating funds are charged administrative fees and an annual commitment fee, of 0.15% of the average daily undrawn commitment. All fees allocated to the U.S. borrowers are based on the portion of the aggregate commitment available to them and on each U.S. borrower’s relative net assets. Such allocated fees are reflected as either miscellaneous or interest and borrowing related expense in the accompanying Statement of Operations. Loans are generally unsecured; however, the fund must collateralize any borrowings under the facility on an equivalent basis if it has other collateralized borrowings. Interest is charged to the fund based on its borrowings at the higher of (a) Secured Overnight Financing Rate (SOFR) plus 0.10% per annum, (b) Federal Funds Rate, or (c) the Overnight Bank Funding Rate plus an applicable margin. During the six months ended November 30, 2024, the fund had no borrowings outstanding under the facility, and the undrawn amount of the facility for the U.S. borrowers was $1,150,000,000.

T. ROWE PRICE FLOATING RATE ETF

NOTE  8  –   OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.

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100 East Pratt Street
Baltimore, MD 21202
Call 1-800-638-5660 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
T. Rowe Price Investment Services, Inc.
ETF1047-051 01/25

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

(2)	Listing standards relating to recovery of erroneously awarded compensation: Not applicable.

(3)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Exchange-Traded Funds, Inc.
By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	January 17, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	January 17, 2025

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	January 17, 2025